Loans and Related Allowance for Loan Losses	12 Months Ended
Dec. 31, 2015
Loans and Related Allowance for Loan Losses [Abstract]
Loans and Related Allowance for Loan Losses

7.  Loans and Related Allowance for Loan Losses

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company’s internal risk rating system as of December 31, 2015 and December 31, 2014 (in thousands):

As of December 31, 2015	Pass	Special Mention	Substandard	Doubtful	Total

Commercial, financial and agricultural	$30,814	$1,853	$1,504	$-	$34,171
Real estate - commercial	106,629	16,067	3,274	1,243	127,213
Real estate - construction	16,351	7,024	3,297	-	26,672
Real estate - mortgage	152,161	6,595	4,656	1,205	164,617
Obligations of states and political subdivisions	17,069	455		-	17,524
Personal	6,787	56	3	-	6,846
Total	$329,811	$32,050	$12,734	$2,448	$377,043

As of December 31, 2014	Pass	Special Mention	Substandard	Doubtful	Total

Commercial, financial and agricultural	$17,904	$5,697	$137	$-	$23,738
Real estate - commercial	70,369	15,297	3,037	1,297	90,000
Real estate - construction	12,934	3,486	3,957	336	20,713
Real estate - mortgage	128,898	5,611	4,280	1,887	140,676
Obligations of states and political subdivisions	15,708	22	-	-	15,730
Personal	3,987	57	-	-	4,044
Total	$249,800	$30,170	$11,411	$3,520	$294,901

The Company has certain loans in its portfolio that are considered to be impaired. It is the policy of the Company to recognize income on impaired loans that have been transferred to nonaccrual status on a cash basis, only to the extent that it exceeds principal balance recovery. A collateral analysis is performed on each impaired loan at least quarterly and results are used to determine if a specific reserve is necessary to adjust the carrying value of each individual loan down to the estimated fair value. Generally, specific reserves are carried against impaired loans based upon estimated collateral value until a confirming loss event occurs or until termination of the credit is scheduled through liquidation of the collateral or foreclosure. Consumer mortgage loans secured by residential real estate properties for which formal foreclosure proceedings were in process at December 31, 2015 and December 31, 2014 totaled $382,000 and $384,000, respectively. Charge off will occur when a confirmed loss is identified. Professional appraisals of collateral, discounted for expected selling costs, are used to determine the charge-off amount. The following tables summarize information regarding impaired loans by portfolio class as of December 31, 2015 and December 31, 2014 (in thousands):

	As of December 31, 2015			As of December 31, 2014
Impaired loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial, financial and agricultural	$475	$475	$-	$1	$1	$-
Real estate - commercial	1,851	2,024	-	2,264	2,357	-
Acquired with credit deterioration	834	893	-	-	-	-
Real estate - construction	-	-	-	336	664	-
Real estate - mortgage	2,636	4,127	-	3,056	4,324	-
Acquired with credit deterioration	630	642	-	-	-	-
With an allowance recorded:
Real estate - mortgage	$-	$-	$-	$896	$937	$150
Total:
Commercial, financial and agricultural	$475	$475	$-	$1	$1	$-
Real estate - commercial	1,851	2,024	-	2,264	2,357	-
Acquired with credit deterioration	834	893	-	-	-	-
Real estate - construction	-	-	-	336	664	-
Real estate - mortgage	2,636	4,127	-	3,952	5,261	150
Acquired with credit deterioration	630	642	-	-	-	-
	$6,426	$8,161	$-	$6,553	$8,283	$150

	Year Ended December 31, 2015			Year Ended December 31, 2014			Year Ended December 31, 2013
Impaired loans	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
With no related allowance recorded:
Commercial, financial and agricultural	$238	$25	$-	$48	$1	$2	$127	$-	$-
Real estate - commercial	2,058	45	27	2,141	62	49	2,345	96	24
Acquired with credit deterioration	417	-	-	-	-	-	-	-	-
Real estate - construction	168	-	-	420	-	-	1,254	2	6
Real estate - mortgage	2,846	27	36	3,205	76	71	1,920	64	24
Acquired with credit deterioration	53	-	-	-	-	-	-	-	-
With an allowance recorded:
Commercial financial and agricultural	$-	$-	$-	$-	$-	$-	$119	$-	$-
Real estate - commercial	-	-	-	119				-	-
Real estate - construction	-	-	-	739	-	-	838	-	-
Real estate - mortgage	448	-	-	631	-	5	1,253	-	7
Total:
Commercial, financial and agricultural	238	25	-	48	$1	$2	$127	$-	$-
Real estate - commercial	2,058	45	27	2,260	62	49	2,464	96	24
Acquired with credit deterioration	417	-	-	-	-	-	-	-	-

The following table presents nonaccrual loans by classes of the loan portfolio as of December 31, 2015 and December 31, 2014 (in thousands):

Nonaccrual loans:	December 31, 2015	December 31, 2014
Real estate - commercial	$1,286	$1,717
Real estate - construction	-	336
Real estate - mortgage	2,402	3,193
Total	$3,688	$5,246

Interest income not recorded based on the original contractual terms of the loans for nonaccrual loans was $239,000, $382,000 and $490,000 in 2015, 2014 and 2013, respectively. The aggregate amount of demand deposits that have been reclassified as loan balances at December 31, 2015 and 2014 were $146,000 and $36,000, respectively.

The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following table presents the classes of the loan portfolio summarized by the past due status as of December 31, 2015 and December 31, 2014 (in thousands):

As of December 31, 2015	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due greater than 90 Days and Accruing

Commercial, financial and agricultural	$92	-	-	$92	$34,079	$34,171	$-
Real estate - commercial
Real estate - commercial	112	124	1,243	1,479	124,900	126,379	-
Acquired with credit deterioration	-	175	443	618	216	834	443
Real estate - construction	-	-	-	-	26,672	26,672	-
Real estate - mortgage
Real estate - mortgage	1,038	761	1,669	3,468	160,519	163,987	-
Acquired with credit deterioration	-	61	119	180	450	630	119
Obligations of states and political subdivisions	-	-	-	-	17,524	17,524	-
Personal	56	48	2	106	6,740	6,846	2
Total	$1,298	$1,169	$3,476	$5,943	$371,100	$377,043	$564

As of December 31, 2014	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due greater than 90 Days and Accruing

Commercial, financial and agricultural	$2	$12	$-	$14	$23,724	$23,738	$-
Real estate - commercial	388	61	1,717	2,166	87,834	90,000	-
Real estate - construction	-	104	336	440	20,273	20,713	-
Real estate - mortgage	498	1,326	2,968	4,792	135,884	140,676	400
Obligations of states and political subdivisions	-	-	-	-	15,730	15,730	-
Personal	17	-	-	17	4,027	4,044	-
Total	$905	$1,503	$5,021	$7,429	$287,472	$294,901	$400

The following table summarizes information regarding troubled debt restructurings by loan portfolio class as of and for the years ended December 31, 2015 and 2014, in thousands of dollars.

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Recorded Investment
As of December 31, 2015
Accruing troubled debt restructurings:
Real estate - commercial	1	$148	$148	$142
Real estate - mortgage	6	254	282	234
	7	$402	$430	$376

As of December 31, 2014
Accruing troubled debt restructurings:
Real estate - commercial	1	$148	$148	$145
Real estate - mortgage	6	254	282	256

Non-accruing troubled debt restructurings:
Real estate - mortgage	1	364	371	366
	8	$766	$801	$767

The Company’s troubled debt restructurings are also impaired loans, which may result in a specific allocation and subsequent charge-off if appropriate. As of December 31, 2015, there were no specific reserves and no charge-offs relating to the troubled debt restructurings. The amended terms of the restructured loans vary, whereby interest rates have been reduced, principal payments have been reduced or deferred for a period of time and/or maturity dates have been extended.

As of December 31, 2014, one restructured loan with a balance of $366,000 was in default because it was delinquent in excess of 90 days with respect to the terms of the restructuring and was placed in non-accrual. In 2015, the loan was foreclosed upon and the property was sold. There have been no defaults of troubled debt restructurings that took place during 2015, 2014 or 2013 within 12 months of restructure.

There were no loans whose terms have been modified resulting in troubled debt restructurings during 2015. The following table summarizes loans whose terms have been modified, resulting in troubled debt restructurings during 2014, in thousands of dollars.

Year ended December 31, 2014
Accruing troubled debt restructurings:
Real estate - mortgage	3	$92	$92	$87
	3	$92	$92	$87

The following tables summarize loans and the activity in the allowance for loan losses by loan class, segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of and for the years ended December 31, 2015, 2014 and  2013 (in thousands):

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2015	$222	$665	$155	$1,300	$-	$38	$2,380
Charge-offs	(11)	(66)	(24)	(305)	-	(9)	(415)
Recoveries	7	-	-	1	-	3	11
Provisions	46	237	60	144	-	15	502
Ending balance, December 31, 2015	$264	$836	$191	$1,140	$-	$47	$2,478

As of December 31, 2015	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$264	$836	$191	$1,140	$-	$47	$2,478
evaluated for impairment
individually	$-	$-	$-	$-	$-	$-	$-
collectively	$264	$836	$191	$1,140	$-	$47	$2,478

Loans:
Ending balance	$34,171	$127,213	$26,672	$164,617	$17,524	$6,846	$377,043
evaluated for impairment
individually	$475	$1,828	$-	$2,532	$-	$-	$4,835
collectively	$33,696	$124,551	$26,672	$161,455	$17,524	$6,846	$370,744
acquired with credit deterioration	$-	834	$-	$630	$	$-	$1,464

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2014	$253	$534	$212	$1,246	$-	$42	$2,287
Charge-offs	(20)	(92)	(18)	(125)	-	(20)	(275)
Recoveries	4	5	-	-	-	2	11
Provisions	(15)	218	(39)	179	-	14	357
Ending balance	$222	$665	$155	$1,300	$-	$38	$2,380

As of December 31, 2014	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$222	$665	$155	$1,300	$-	$38	$2,380
evaluated for impairment
individually	$-	$-	$-	$150	$-	$-	$150
collectively	$222	$665	$155	$1,150	$-	$38	$2,230

Loans:
Ending balance	$23,738	$90,000	$20,713	$140,676	$15,730	$4,044	$294,901
evaluated for impairment
individually	$1	$2,264	$336	$3,952	$-	$-	$6,553
collectively	$23,737	$87,736	$20,377	$136,724	$15,730	$4,044	$288,348

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2013	$179	$463	$202	$2,387	$-	$50	$3,281
Charge-offs	(4)	-	(117)	(1,281)	-	(29)	(1,431)
Recoveries	13	-	-	-	-	9	22
Provisions	65	71	127	140	-	12	415
Ending balance	$253	$534	$212	$1,246	$-	$42	$2,287
As of December 31, 2013	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$253	$534	$212	$1,246	$-	$42	$2,287
evaluated for impairment
individually	$-	$26	$93	$45	$-	$-	$164
collectively	$253	$508	$119	$1,201	$-	$42	$2,123

Loans:
Ending balance	$26,281	$74,471	$19,681	$140,459	$12,702	$4,204	$277,798
evaluated for impairment
individually	$94	$2,255	$1,982	$3,718	$-	$-	$8,049
collectively	$26,187	$72,216	$17,699	$136,741	$12,702	$4,204	$269,749